TAX CREDITS (Tables)	12 Months Ended
Dec. 31, 2019
TAX CREDITS
Schedule of current and non-current tax credits

	2019	2018
Current
ICMS (state VAT)	279,483	291,027
Social security financing	104,704	95,700
Financing of social integration program	26,198	23,473
IPI (federal VAT)	26,173	44,312
IVA (value-added tax)	41,958	32,967
Others	25,786	39,949
	504,302	527,428

Non-current
ICMS (state VAT)	51,615	27,527
Social security financing	331,435	1,980
Financing of social integration program and Others	82,499	2,558
	465,549	32,065
	969,851	559,493

Schedule of estimates of realization of non-current tax credits

	2019	2018
2020	—	15,025
2021	190,773	10,846
2022	106,271	6,194
2023 on	168,505	—
	465,549	32,065